Vident International Equity Fund
Schedule of Investments
November 30, 2021 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 97.4%
		Australia - 5.1%
75,965		Ansell, Ltd.	$1,724,690
1,549,309		Beach Energy, Ltd.	1,301,765
137,000		BlueScope Steel, Ltd.	1,920,452
123,745		Fortescue Metals Group, Ltd.	1,492,479
551,861		Harvey Norman Holdings, Ltd. (a)	1,983,873
466,019		IOOF Holdings, Ltd.	1,225,896
62,414		JB Hi-Fi, Ltd.	2,132,628
78,844		Medibank Private, Ltd.	192,869
778,611		Metcash, Ltd. (a)	2,246,938
291,793		QBE Insurance Group, Ltd.	2,404,126
22,389		Rio Tinto, Ltd.	1,484,303
1,311,004		Silver Lake Resources, Ltd. (a)(b)	1,543,079
78,444		Sonic Healthcare, Ltd.	2,375,001
			22,028,099
		Belgium - 0.3%
61,090		Proximus SADP	1,101,576
		Brazil - 2.8%
349,364		Cia Brasileira de Distribuicao	1,394,698
290,165		EDP - Energias do Brasil SA	1,097,240
383,987		JBS SA	2,413,918
592,260		Marfrig Global Foods SA	2,463,971
111,188		Minerva SA	169,282
189,203		Telefonica Brasil SA	1,681,127
704,424		TIM SA	1,717,210
103,535		Vale SA	1,276,993
			12,214,439
		Canada - 3.8%
35,670		Alimentation Couche-Tard, Inc. - Class B	1,301,338
52,081		Canfor Corporation (b)	1,106,336
1,264		George Weston, Ltd. (b)	132,844
78,086		Great-West Lifeco, Inc.	2,257,116
37,435		iA Financial Corporation, Inc. (b)	1,980,892
111,126		Interfor Corporation (b)	2,763,423
36,053		Loblaw Companies, Ltd. (b)	2,706,504
23,051		Onex Corporation	1,667,909
73,872		Power Corporation of Canada	2,373,141
			16,289,503
		Chile - 1.5%
1,272,484		Cencosud SA	2,016,155
7,604,186		Cia Sud Americana de Vapores SA	520,265
17,207,408		Enel Americas SA	2,202,175
614,938		Falabella SA	1,889,596
			6,628,191
		China - 6.0%
92,962		360 DigiTech, Inc. - ADR (b)	2,164,155
3,500,000		Angang Steel Company, Ltd. - Class H	1,562,370
3,968,000		China Coal Energy Company, Ltd. - Class H	1,995,236
1,782,500		China Hongqiao Group, Ltd.	1,728,573
1,069,000		China Medical System Holdings, Ltd.	1,760,675
1,221,000		China Shenhua Energy Company, Ltd. - Class H	2,531,008
323,823		FinVolution Group - ADR (a)	1,900,841
1,886,000		Lenovo Group, Ltd.	1,928,131
5,606,000		PetroChina Company, Ltd. - Class H	2,437,751
2,774,000		PICC Property & Casualty Company, Ltd. - Class H	2,373,388
833,600		Sinopharm Group Company, Ltd. - Class H	1,811,372
1,456,000		The People’s Insurance Company Group of China, Ltd. - Class H	425,827
1,344,000		Tianneng Power International, Ltd. (a)	1,489,531
2,286,100		Yangzijiang Shipbuilding Holdings, Ltd.	2,167,473
			26,276,331
		Denmark - 0.6%
837		AP Moller - Maersk AS - Class B	2,505,116
		Finland - 0.5%
395,268		Nokia OYJ (b)	2,186,516
		France - 0.5%
33,237		Cie de Saint-Gobain	2,101,770
		Germany - 5.1%
9,337		Allianz SE	2,022,481
5,305		Aurubis AG	452,503
23,089		Bayerische Motoren Werke AG	2,208,531
26,232		Daimler AG	2,450,706
184,633		Deutsche Bank AG (b)	2,215,380
33,381		Deutsche Post AG	1,960,207
75,688		Freenet AG	1,906,640
25,955		Fresenius Medical Care AG & Company KGaA	1,541,956
43,823		Fresenius SE & Company KGaA	1,652,204
11,862		Hella GmbH & Company KGaA	822,470
7,490		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,009,457
12,073		Rheinmetall AG	1,068,390
22,063		Suedzucker AG	316,882
38,048		Uniper SE	1,645,398
			22,273,205
		Hong Kong - 6.4%
1,528,000		China Resources Cement Holdings, Ltd.	1,117,210
1,580,000		China Resources Power Holdings Company, Ltd.	4,104,107
3,852,000		China Traditional Chinese Medicine Holdings Company, Ltd.	1,857,850
1,128,600		Chow Tai Fook Jewellery Group, Ltd.	2,023,875
340,000		CK Asset Holdings, Ltd.	1,945,137
239,500		CK Hutchison Holdings, Ltd.	1,500,744
442,000		Kingboard Holdings, Ltd.	2,216,846
635,000		Kingboard Laminates Holdings, Ltd.	1,125,689
2,718,000		Kunlun Energy Company, Ltd.	2,559,069
125,000		Orient Overseas International, Ltd.	2,390,695
510,000		Sino Land Company, Ltd.	609,709
1,330,500		Sun Art Retail Group, Ltd. (a)	541,017
157,000		Sun Hung Kai Properties, Ltd.	1,909,170
663,000		The Wharf Holdings, Ltd.	2,317,483
2,693,000		WH Group, Ltd. (c)	1,689,202
			27,907,803
		India - 0.1%
11,595		Tata Motors, Ltd. - ADR (a)(b)	354,111
		Indonesia - 2.0%
2,828,300		Astra International Tbk PT	1,140,404
4,918,600		Bank Negara Indonesia Persero Tbk PT	2,335,240
10,556,300		Telkom Indonesia Persero Tbk PT	2,940,802
1,531,900		United Tractors Tbk PT	2,283,545
			8,699,991
		Ireland - 0.7%
17,139		Bank of Ireland Group plc (b)	92,850
13,416		Jazz Pharmaceuticals plc (b)	1,608,176
32,139		Perrigo Company plc	1,179,823
			2,880,849
		Israel - 0.9%
22,908		Plus500, Ltd.	386,871
5,470		Tower Semiconductor, Ltd. (b)	193,060
64,114		ZIM Integrated Shipping Services, Ltd.	3,544,222
			4,124,153
		Italy - 0.6%
116,825		Assicurazioni Generali SpA	2,331,450
196,297		UnipolSai Assicurazioni SpA	529,398
			2,860,848
		Japan - 4.7%
54,300		Aisin Corporation	1,994,196
100,800		Dai Nippon Printing Company, Ltd.	2,364,088
97,300		Iida Group Holdings Company, Ltd.	2,012,069
182,700		Isuzu Motors, Ltd.	2,465,070
1,600		JAFCO Group Company, Ltd.	100,330
38,100		Kaken Pharmaceutical Company, Ltd.	1,357,299
56,400		Kohnan Shoji Company, Ltd.	1,649,108
63,700		K’s Holdings Corporation	644,602
169,800		Sumitomo Rubber Industries, Ltd.	1,703,309
116,800		The Yokohama Rubber Company, Ltd.	1,816,626
136,800		Toppan, Inc.	2,075,886
103,100		Toyota Boshoku Corporation	2,033,035
			20,215,618
		Malaysia - 3.0%
1,266,300		CIMB Group Holdings Bhd	1,557,505
3,017,000		Kossan Rubber Industries Bhd	1,540,199
1,160,200		Malayan Banking Bhd	2,198,361
861,600		MISC Bhd	1,360,475
2,565,600		Sime Darby Bhd	1,334,124
2,858,900		Supermax Corporation Bhd	1,276,204
1,013,800		Tenaga Nasional Bhd	2,224,270
2,398,500		Top Glove Corporation Bhd	1,668,670
			13,159,808
		Mexico - 1.5%
2,887,251		America Movil SAB de CV - Series L	2,521,869
381,220		Arca Continental SAB de CV	2,319,482
2,829,339		Cemex SAB de CV (b)	1,741,881
			6,583,232
		Netherlands - 1.4%
47,060		NN Group NV	2,327,521
41,120		Signify NV (c)	1,857,394
111,304		Stellantis NV	1,896,786
			6,081,701
		New Zealand - 0.2%
320,925		Spark New Zealand, Ltd.	1,001,931
		Norway - 6.1%
81,506		Aker BP ASA	2,562,004
115,017		Equinor ASA	2,886,991
101,021		Gjensidige Forsikring ASA	2,277,348
252,998		Leroy Seafood Group ASA	1,775,444
90,479		Mowi ASA	2,047,641
18,419		Nordic Semiconductor ASA (b)	616,976
356,774		Norsk Hydro ASA	2,306,353
251,813		Orkla ASA	2,288,920
34,726		Salmar ASA	2,186,918
266,438		Storebrand ASA	2,441,743
133,755		Telenor ASA	1,964,924
99,642		TGS NOPEC Geophysical Company ASA	921,251
43,269		Yara International ASA	2,116,115
			26,392,628
		Poland - 0.9%
128,474		Polski Koncern Naftowy ORLEN SA	2,232,602
174,835		Powszechny Zaklad Ubezpieczen SA	1,519,128
			3,751,730
		Republic of Korea - 6.7%
373,394		Daewoo Engineering & Construction Company, Ltd. (b)	1,687,958
48,726		DB Insurance Company, Ltd.	2,206,801
18,452		DL E&C Company, Ltd. (b)	1,716,429
58,365		Doosan Bobcat, Inc. (b)	1,778,612
54,960		Hankook Tire & Technology Company, Ltd.	1,776,634
52,643		Hanwha Aerospace Company, Ltd.	1,801,446
788,442		Hanwha Life Insurance Company, Ltd.	1,841,844
357,372		Hyundai Doosan Infracore Company, Ltd. (b)	2,229,250
49,718		Hyundai Engineering & Construction Company, Ltd.	1,849,933
77,013		Hyundai Marine & Fire Insurance Company, Ltd.	1,491,118
11,416		Kumho Petrochemical Company, Ltd.	1,489,587
180,786		LG Uplus Corporation	2,062,169
4,538		NongShim Company, Ltd.	1,044,821
117,232		Samsung Engineering Company, Ltd. (b)	2,047,785
10,394		Samsung Fire & Marine Insurance Company, Ltd.	1,767,479
83,900		SL Corporation	2,193,026
			28,984,892
		Russian Federation - 2.0%
305,960		Gazprom PJSC - ADR	2,729,163
11,235		LUKOIL PJSC - ADR	980,142
31,779		Magnit PJSC - GDR (d)	490,986
192,325		Mobile TeleSystems PJSC - ADR	1,540,523
18,649		Novolipetsk Steel PJSC - GDR (d)	539,702
140,543		Rosneft Oil Company PJSC - GDR (d)	1,064,473
23,434		Severstal PAO - GDR (d)	492,114
20,277		Tatneft PJSC - ADR	771,945
			8,609,048
		Singapore - 6.4%
2,021,700		ComfortDelGro Corporation, Ltd.	2,020,004
105,400		DBS Group Holdings, Ltd.	2,296,100
115,735		Flex, Ltd. (b)	1,979,069
42,000		IGG, Inc.	39,814
60,900		Jardine Cycle & Carriage, Ltd.	940,715
42,017		Kulicke & Soffa Industries, Inc. (a)	2,422,700
1,481,600		NetLink NBN Trust (d)	1,091,358
262,800		Oversea-Chinese Banking Corporation, Ltd.	2,104,470
754,900		Sembcorp Industries, Ltd.	1,035,052
264,900		Singapore Exchange, Ltd.	1,725,236
1,360,000		Singapore Press Holdings, Ltd.	2,311,053
698,300		Singapore Technologies Engineering, Ltd.	1,940,359
590,800		Singapore Telecommunications, Ltd.	1,016,875
122,019		United Overseas Bank, Ltd.	2,266,582
179,500		UOL Group, Ltd.	900,675
166,100		Venture Corporation, Ltd.	2,242,286
542,500		Wilmar International, Ltd.	1,626,135
			27,958,483
		South Africa - 4.2%
201,962		Aspen Pharmacare Holdings, Ltd. (b)	3,003,009
322,044		Barloworld, Ltd. (a)	3,038,805
162,241		Exxaro Resources, Ltd.	1,537,081
137,452		Impala Platinum Holdings, Ltd.	1,735,762
40,410		Kumba Iron Ore, Ltd.	1,143,673
326,932		MTN Group, Ltd. (b)	3,296,915
808,519		Telkom SA SOC, Ltd. (b)	2,639,939
228,082		The Foschini Group, Ltd.	1,721,175
			18,116,359
		Spain - 0.4%
330,091		Banco Bilbao Vizcaya Argentaria SA	1,747,206
88,855		Mapfre SA	180,927
			1,928,133
		Sweden - 4.2%
59,324		Boliden AB	2,037,022
88,641		Electrolux AB	1,978,005
55,350		Getinge AB - Class B	2,311,053
168,781		Husqvarna AB - Class B	2,368,592
5,517		ICA Gruppen AB	324,648
93,217		Investor AB	2,156,645
72,521		Loomis AB	1,862,033
140,216		Securitas AB - Class B	2,017,941
80,558		Skanska AB - Class B	1,850,898
124,105		Telefonaktiebolaget LM Ericsson - Class B	1,246,698
			18,153,535
		Switzerland - 4.6%
32,179		Adecco Group AG	1,488,288
11,696		Baloise Holding AG	1,739,107
13,821		Chubb, Ltd.	2,480,455
121,662		Ferrexpo plc	464,526
9,097		Helvetia Holding AG	999,746
36,304		Holcim, Ltd.	1,743,800
6,855		Swatch Group AG	2,010,425
3,202		Swiss Life Holding AG	1,833,174
25,426		Swiss Re AG	2,374,998
3,919		Swisscom AG	2,161,506
143,264		UBS Group AG	2,467,720
			19,763,745
		Taiwan - 7.8%
2,359,000		Acer, Inc.	2,350,134
185,000		Asustek Computer, Inc.	2,345,394
3,086,000		AU Optronics Corporation	2,230,883
1,159,000		Cathay Financial Holding Company, Ltd	2,501,034
788,000		Chicony Electronics Company, Ltd.	2,253,089
1,237,000		ChipMOS Technologies, Inc.	2,053,177
2,950,000		Compal Electronics, Ltd.	2,456,167
946,922		Fubon Financial Holding Company, Ltd.	2,489,525
644,000		Gigabyte Technology Company, Ltd.	3,149,994
3,239,000		HannStar Display Corporation	1,788,151
3,335,000		Innolux Corporation	2,093,033
1,107,000		Lite-On Technology Corporation	2,400,766
436,000		Micro-Star International Company, Ltd.	2,555,989
330,000		Radiant Opto-Electronics Corporation	1,139,384
178,000		Sitronix Technology Corporation	1,795,716
248,000		USI Corporation	280,070
			33,882,506
		Thailand - 2.9%
17,163,300		Chularat Hospital pcl - NVDR (a)	1,976,218
996,700		Hana Microelectronics pcl - NVDR (a)	2,765,530
187,900		Kasikornbank pcl - NVDR	736,043
1,347,700		Regional Container Lines pcl - NVDR (a)	1,629,758
2,026,200		Sri Trang Agro-Industry pcl - NVDR (a)	1,788,840
2,013,100		Sri Trang Gloves Thailand pcl - NVDR (a)	1,792,210
3,415,000		Thai Union Group pcl - NVDR	1,996,454
			12,685,053
		United Kingdom - 3.5%
915,268		BT Group plc	1,920,481
601,507		J Sainsbury plc	2,201,159
57,359		Janus Henderson Group plc	2,450,950
447,887		Kingfisher plc	1,877,208
579,056		M&G plc	1,431,820
19,482		Rio Tinto plc	1,188,725
247,198		Royal Mail plc	1,639,789
156,807		TechnipFMC plc (b)	889,096
1,039,191		Vodafone Group plc	1,503,257
			15,102,485
		TOTAL COMMON STOCKS (Cost $406,414,765)	422,803,388

PREFERRED STOCKS - 1.9%
		Brazil - 1.0%
980,734		Cia Energetica de Minas Gerais	2,291,819
1,848,679		Cia Paranaense de Energia - Class B	2,016,033
			4,307,852
		Chile - 0.5%
1,057,257		Embotelladora Andina SA - Class B	2,157,383
		Germany - 0.4%
43,099		Schaeffler AG	332,307
9,547		Volkswagen AG	1,737,205
			2,069,512
		TOTAL PREFERRED STOCKS (Cost $9,408,529)	8,534,747

RIGHTS - 0.0% (e)
		Republic of Korea - 0.0% (e)
2		Hyundai Doosan Infracore Company, Ltd. (b)	1
		TOTAL RIGHTS (Cost $2)	1
Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
		Money Market Deposit Account - 0.3%
$1,158,276		U.S. Bank Money Market Deposit Account, 0.003% (f)	1,158,276
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,158,276)	1,158,276
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
		Private Funds - 0.8%
3,287,029		Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (g)(h)	3,287,029
			3,287,029
Shares		Money Market Funds - 1.1%
700,000		Blackrock Liquidity Funds FedFund - Institutional Class, 0.030% (g)	700,000
700,000		Federated Hermes Government Obligations Fund - Premier Class, 0.030% (g)	700,000
690,000		Fidelity Investments Money Market Government Obligations Fund - Institutional Class, 0.010% (g)	690,000
700,000		Goldman Sachs Financial Square Government Fund - Institutional Class, 0.030% (g)	700,000
700,000		Invesco Short-Term Investments Trust Government & Agency Portfolio, 0.030% (g)	700,000
700,000		JPMorgan U.S. Government Money Market Fund - Capital Class, 0.030% (g)	700,000
700,000		Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.030% (g)	700,000
			4,890,000
Principal Amount		Repurchase Agreements - 0.9%
$1,980,097		Bank of America Securities, Inc. - 0.050%, dated 11/30/21, matures 12/1/21, repurchase price $1,980,100 (collateralized by various U.S. Government obligations: Total Value $2,019,699)	1,980,097
2,084,092		RBC Dominion Securities, Inc. - 0.050%, dated 11/30/21, matures 12/1/21, repurchase price $2,084,095 (collateralized by various U.S. Government obligations: Total Value $2,125,774)	2,084,092
			4,064,189
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 12,241,218) (i)	12,241,218
		TOTAL INVESTMENTS - 102.4% (Cost $429,222,790)	444,737,630
		Liabilities in Excess of Other Assets - (2.4)%	(10,494,384)
		NET ASSETS - 100.0%	$434,243,246

	Percentages are stated as a percent of net assets.
	(a)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $13,567,349 or 3.12% of net assets.
	(b)	Non-income producing security.
	(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2021, the value of these securities amounted to $3,682,381 or 0.8% of net assets.

	(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2021, the value of these securities amounted to $3,678,633 or 0.8% of net assets.

	(e)	Represents less than 0.05% of net assets.
	(f)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2021.

	(g)	Annualized seven-day yield as of November 30, 2021.
	(h)	Privately offered liquidity fund.
	(i)
Investment purchased with cash proceeds from securities lending. As of November, 30 2021, total cash collateral has a value of $12,241,218. Additionally, total non-cash collateral has a value of $2,363,509.

	ADR	-American Depositary Receipt
	GDR	-Global Depositary Receipt
	NVDR	-Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$422,803,388	$-	$-	$422,803,388
Preferred Stocks	8,534,747	-	-	8,534,747
Rights	1	-	-	1
Short-Term Investments	1,158,276	-	-	1,158,276
Investments Purchased with Proceeds from Securities Lending	4,890,000	7,351,218	-	12,241,218
Total Investments in Securities	$437,386,412	$7,351,218	$-	$444,737,630
^See Schedule of Investments for breakout of investments by country classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.